July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Enhanced Large Cap Core Active ETF | ENHU | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
ATI, Inc.(a)	19	$3,561
Carpenter Technology Corp.	24	12,472
General Dynamics Corp.	96	36,808
General Electric Co.	216	77,775
HEICO Corp., Class A	120	30,874
Honeywell Aerospace, Inc., NVS(a)	198	40,934
Kratos Defense & Security Solutions, Inc.(a)	27	1,258
Leonardo DRS, Inc.	24	1,105
Lockheed Martin Corp.	97	56,526
Northrop Grumman Corp.	24	13,020
Rocket Lab Corp.(a)	44	2,858
RTX Corp.	336	72,314
		349,505
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	268	27,931
Automobile Components — 0.4%
BorgWarner, Inc.	768	48,952
QuantumScape Corp., Class A(a)(b)	459	2,396
		51,348
Automobiles — 1.4%
Ford Motor Co.	552	8,103
General Motors Co.	204	18,128
Tesla, Inc.(a)	504	156,850
		183,081
Banks — 3.6%
Bank of America Corp.	1,752	108,536
Citigroup, Inc.	115	15,232
Huntington Bancshares, Inc./Ohio	2,040	34,762
JPMorgan Chase & Co.	456	160,416
KeyCorp	168	3,795
NU Holdings Ltd./Cayman Islands, Class A(a)	672	9,630
PNC Financial Services Group, Inc.(The)	168	41,978
U.S. Bancorp	1,176	74,100
Wells Fargo & Co.	432	37,346
		485,795
Beverages — 0.6%
Coca-Cola Co.(The)	840	73,576
Monster Beverage Corp.(a)	24	2,313
		75,889
Biotechnology — 2.5%
AbbVie, Inc.	408	102,384
Alnylam Pharmaceuticals, Inc.(a)	24	4,933
Amgen, Inc.	96	36,975
Exelixis, Inc.(a)	216	11,455
Gilead Sciences, Inc.	302	39,323
Insmed, Inc.(a)	80	7,888
Moderna, Inc.(a)	172	9,429
Natera, Inc.(a)	96	25,705
Neurocrine Biosciences, Inc.(a)	43	7,172
Regeneron Pharmaceuticals, Inc.	48	36,606
Revolution Medicines, Inc.(a)	32	6,001
Summit Therapeutics, Inc.(a)	119	1,549
Ultragenyx Pharmaceutical, Inc.(a)	48	1,196
United Therapeutics Corp.(a)	24	12,425
Vertex Pharmaceuticals, Inc.(a)	48	22,901
Viking Therapeutics, Inc.(a)	149	4,729
		330,671
Security	Shares	Value
Broadline Retail — 4.3%
Amazon.com, Inc.(a)	2,112	$573,577
Etsy, Inc.(a)	48	3,921
		577,498
Building Products — 0.3%
Fortune Brands Innovations, Inc.	24	1,182
Owens Corning	96	13,334
Trane Technologies PLC	48	21,838
		36,354
Capital Markets — 3.0%
Ares Management Corp., Class A	96	12,297
Blackstone, Inc., NVS	168	21,462
Charles Schwab Corp.(The)	935	98,399
CME Group, Inc.	96	25,708
Franklin Resources, Inc.	216	7,314
Goldman Sachs Group, Inc.(The)	56	57,029
Hamilton Lane, Inc., Class A	24	2,134
Interactive Brokers Group, Inc., Class A	312	27,453
Intercontinental Exchange, Inc.	432	65,871
Invesco Ltd.	600	17,760
Jefferies Financial Group, Inc.	216	11,794
KKR & Co., Inc.	24	2,434
LPL Financial Holdings, Inc.	4	1,415
Morgan Stanley	72	15,150
Robinhood Markets, Inc., Class A(a)	48	4,155
S&P Global, Inc.	62	25,540
Tradeweb Markets, Inc., Class A	24	2,412
XP, Inc., Class A	72	1,228
		399,555
Chemicals — 0.8%
Albemarle Corp.	46	5,411
Celanese Corp., Class A	29	1,297
Corteva, Inc.	186	14,640
Dow, Inc.	812	24,595
Eastman Chemical Co.	266	18,607
Huntsman Corp.	766	7,476
LyondellBasell Industries NV, Class A	399	24,770
Mosaic Co.(The)	192	4,247
RPM International, Inc.	24	2,570
Solstice Advanced Materials, Inc.	47	2,828
		106,441
Commercial Services & Supplies — 0.7%
Cintas Corp.	168	34,378
Clean Harbors, Inc.(a)	9	2,816
Copart, Inc.(a)	312	9,085
Veralto Corp.	528	49,722
		96,001
Communications Equipment — 1.2%
Arista Networks, Inc.(a)	325	58,614
Ciena Corp.(a)	14	5,279
Cisco Systems, Inc.	408	47,324
Lumentum Holdings, Inc.(a)	24	17,134
Motorola Solutions, Inc.	57	24,838
		153,189
Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	24	41,512
MasTec, Inc.(a)	96	25,258
		66,770
Consumer Finance — 0.9%
Ally Financial, Inc.	255	11,049
American Express Co.	96	32,280

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.	240	$50,163
OneMain Holdings, Inc.	359	22,466
		115,958
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	166	158,014
Dollar General Corp.	48	6,098
Target Corp.	24	3,468
Walmart, Inc.	1,224	136,109
		303,689
Containers & Packaging — 0.2%
AptarGroup, Inc.	22	2,947
Smurfit WestRock PLC	456	20,962
		23,909
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(a)	72	5,367
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,800	41,850
Comcast Corp., Class A	1,296	31,052
Space Exploration Technologies Corp., Class A(a)(b)	410	44,432
		117,334
Electric Utilities — 1.2%
Edison International	456	33,457
Entergy Corp.	264	28,412
Eversource Energy	168	12,027
FirstEnergy Corp.	181	8,744
NextEra Energy, Inc.	368	31,986
NRG Energy, Inc.	96	12,892
OGE Energy Corp.	11	521
PG&E Corp.	840	14,599
PPL Corp.	168	5,915
Xcel Energy, Inc.	159	12,434
		160,987
Electrical Equipment — 1.4%
AMETEK, Inc.	168	40,607
Bloom Energy Corp., Class A(a)	61	12,555
GE Vernova, Inc.	48	47,534
Generac Holdings, Inc.(a)	16	3,154
Hubbell, Inc., Class B	8	3,780
Innio NV(a)	221	5,397
nVent Electric PLC	41	6,307
Regal Rexnord Corp.	4	821
Rockwell Automation, Inc.	72	34,566
Vertiv Holdings Co., Class A	144	34,786
Vicor Corp.(a)	9	1,866
		191,373
Electronic Equipment, Instruments & Components — 1.0%
Advanced Energy Industries, Inc.	37	10,712
Amphenol Corp., Class A	432	69,423
Coherent Corp.(a)	18	4,732
Corning, Inc.	95	13,134
Flex Ltd.(a)	192	21,840
Jabil, Inc.	48	15,122
TTM Technologies, Inc.(a)	5	577
		135,540
Energy Equipment & Services — 0.1%
Halliburton Co.	479	15,448
Entertainment — 0.6%
Electronic Arts, Inc.	24	5,037
Liberty Live Holdings, Inc., Class C, NVS(a)	27	2,662
Security	Shares	Value
Entertainment (continued)
Netflix, Inc.(a)	720	$51,631
ROBLOX Corp., Class A(a)	53	1,887
Roku, Inc.(a)	120	17,401
Spotify Technology SA(a)	8	4,000
		82,618
Financial Services — 3.7%
Affirm Holdings, Inc.(a)	22	1,573
Berkshire Hathaway, Inc., Class B(a)	336	171,878
Block, Inc.(a)	96	7,799
Chime Financial, Inc., Class A(a)	42	966
Fidelity National Information Services, Inc.	288	12,894
Fiserv, Inc.(a)	168	9,062
Mastercard, Inc., Class A	192	110,035
Visa, Inc., Class A	480	175,742
		489,949
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc.	9	1,909
Ryder System, Inc.	72	18,462
Saia, Inc.(a)	27	9,386
Uber Technologies, Inc.(a)	240	16,886
Union Pacific Corp.	120	35,056
XPO, Inc.(a)	17	3,417
		85,116
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	368	38,898
Boston Scientific Corp.(a)	888	41,496
Dexcom, Inc.(a)	24	2,003
GE HealthCare Technologies, Inc., NVS(a)	26	1,768
Glaukos Corp.(a)	72	12,004
Intuitive Surgical, Inc.(a)	96	33,920
Medtronic PLC	144	12,296
Stryker Corp.	216	70,351
		212,736
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	120	27,604
Centene Corp.(a)	342	21,279
CVS Health Corp.	38	3,968
Elevance Health, Inc.	54	20,295
HCA Healthcare, Inc.	96	38,649
McKesson Corp.	24	20,549
Molina Healthcare, Inc.(a)	24	4,695
Quest Diagnostics, Inc.	120	27,961
Tenet Healthcare Corp.(a)	24	6,115
UnitedHealth Group, Inc.	168	69,619
		240,734
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	546	11,919
Ventas, Inc.	504	47,129
		59,048
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)	24	502
Veeva Systems, Inc., Class A(a)	48	9,781
		10,283
Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.	51	9,838
Brinker International, Inc.(a)	24	5,129
Carnival Corp. Ltd.	480	13,349
Chipotle Mexican Grill, Inc., Class A(a)	528	19,652
Darden Restaurants, Inc.	72	14,658
DraftKings, Inc., Class A (a)	144	3,381

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	240	$11,734
McDonald's Corp.	48	12,991
Royal Caribbean Cruises Ltd.	24	7,639
Travel and Leisure Co.	15	1,140
Viking Holdings Ltd.(a)	72	7,513
Wingstop, Inc.	4	518
		107,542
Household Durables — 0.7%
D.R. Horton, Inc.	144	20,601
Garmin Ltd.	96	28,203
Installed Building Products, Inc.	20	4,459
Meritage Homes Corp.	479	33,626
Newell Brands, Inc.	96	537
		87,426
Household Products — 0.4%
Colgate-Palmolive Co.	312	28,486
Procter & Gamble Co.(The)	192	27,742
		56,228
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.(The)	264	3,876
Industrial Conglomerates — 1.0%
3M Co.	360	63,461
Honeywell International, Inc.	312	75,831
		139,292
Industrial REITs — 0.1%
Prologis, Inc.	96	13,883
Insurance — 2.0%
Chubb Ltd.	120	42,081
Globe Life, Inc.	72	13,122
Hartford Insurance Group, Inc.	336	47,682
Marsh & McLennan Companies, Inc.	384	72,841
Progressive Corp.(The)	96	20,296
Reinsurance Group of America, Inc.	96	22,738
Travelers Companies, Inc.(The)	144	53,908
		272,668
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A	1,218	433,766
Alphabet, Inc., Class C, NVS	1,025	365,566
Meta Platforms, Inc., Class A	459	255,530
Pinterest, Inc., Class A(a)	72	1,729
Reddit, Inc., Class A(a)	17	2,391
Snap, Inc., Class A, NVS(a)	288	1,351
		1,060,333
IT Services — 0.5%
Accenture PLC, Class A	96	15,928
Applied Digital Corp.(a)	65	1,781
Globant SA(a)(b)	48	1,757
GoDaddy, Inc., Class A(a)	99	8,191
International Business Machines Corp.	120	26,838
MongoDB, Inc., Class A(a)	24	8,100
Quantinuum, Inc.(a)	49	2,519
VeriSign, Inc.	15	4,350
		69,464
Leisure Products — 0.2%
Hasbro, Inc.	289	27,149
Life Sciences Tools & Services — 0.0%
Tempus AI, Inc.(a)	73	3,202
Security	Shares	Value
Machinery — 2.3%
Caterpillar, Inc.	74	$60,296
Crane Co.	24	5,123
Deere & Co.	72	42,672
Dover Corp.	48	9,822
Illinois Tool Works, Inc.	264	75,755
Mueller Industries, Inc.	192	12,751
Otis Worldwide Corp.	48	3,453
PACCAR, Inc.	36	4,776
Parker-Hannifin Corp.	54	52,733
RBC Bearings, Inc.(a)	10	5,513
Westinghouse Air Brake Technologies Corp.	120	34,903
		307,797
Marine Transportation — 0.1%
Kirby Corp.(a)	144	18,884
Media — 0.1%
Fox Corp., Class A, NVS	133	7,745
Fox Corp., Class B	24	1,246
Sirius XM Holdings, Inc.	72	2,133
Trade Desk, Inc. (The), Class A(a)	180	3,247
Versant Media Group, Inc.	50	1,799
		16,170
Metals & Mining — 0.7%
Alcoa Corp.	72	3,259
Anglogold Ashanti PLC	140	11,105
Cleveland-Cliffs, Inc.(a)	696	8,018
Commercial Metals Co.	96	6,597
Freeport-McMoRan, Inc.	513	32,129
Newmont Corp.	192	17,992
Nucor Corp.	48	12,350
		91,450
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	48	5,225
DTE Energy Co.	4	567
Public Service Enterprise Group, Inc.	48	3,681
		9,473
Oil, Gas & Consumable Fuels — 3.1%
Cheniere Energy, Inc.	96	25,303
Chevron Corp.	432	85,030
Devon Energy Corp.	840	37,909
EOG Resources, Inc.	600	89,214
ExxonMobil Holdings Corp.	24	3,731
HF Sinclair Corp.	402	36,771
Kinder Morgan, Inc.	840	27,031
Marathon Petroleum Corp.	48	15,190
ONEOK, Inc.	144	13,077
Ovintiv, Inc.	408	25,484
SM Energy Co.	31	1,008
Targa Resources Corp.	24	6,489
Valero Energy Corp.	85	26,596
Williams Companies, Inc.(The)	240	17,170
		410,003
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	168	7,972
Delta Air Lines, Inc.	144	12,591
		20,563
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	1,913	124,938
Eli Lilly & Co.	168	193,005
Johnson & Johnson	360	92,286
Merck & Co., Inc.	168	21,873

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	1,176	$29,412
		461,514
Professional Services — 0.3%
Equifax, Inc.	48	8,286
ExlService Holdings, Inc.(a)	456	15,472
Leidos Holdings, Inc.	48	5,549
Mobility Global, Inc.(a)	120	2,445
Planet Labs PBC(a)	37	758
SS&C Technologies Holdings, Inc.	168	12,944
		45,454
Residential REITs — 0.2%
Camden Property Trust	144	15,957
Mid-America Apartment Communities, Inc.	72	9,528
		25,485
Retail REITs — 0.2%
Regency Centers Corp.	336	26,977
Semiconductors & Semiconductor Equipment — 15.9%
Advanced Micro Devices, Inc.(a)	312	148,559
Amkor Technology, Inc.	24	1,197
Analog Devices, Inc.	25	9,185
Applied Materials, Inc.	144	73,105
Astera Labs, Inc.(a)	24	7,470
Broadcom, Inc.	936	364,366
Cerebras Systems, Inc., Class A(a)(b)	20	3,974
Credo Technology Group Holding Ltd.(a)	24	4,968
Intel Corp.(a)	936	84,427
KLA Corp.	240	43,877
Lam Research Corp.	358	104,901
Marvell Technology, Inc.	215	40,325
Microchip Technology, Inc.	98	7,280
Micron Technology, Inc.	239	196,704
Nvidia Corp.	4,627	928,870
Qorvo, Inc.(a)	24	2,174
QUALCOMM, Inc.	192	28,341
Teradyne, Inc.	38	13,972
Texas Instruments, Inc.	240	66,178
		2,129,873
Software — 8.2%
Adobe, Inc.(a)	168	42,069
Atlassian Corp., Class A(a)	72	7,273
Autodesk, Inc.(a)	24	5,621
Cadence Design Systems, Inc.(a)	48	16,321
Crowdstrike Holdings, Inc., Class A(a)	96	18,323
Datadog, Inc., Class A(a)	27	7,235
Elastic NV(a)	168	11,053
Fortinet, Inc.(a)	33	5,344
HubSpot, Inc.(a)	22	5,222
Intuit, Inc.	96	30,343
Klaviyo, Inc., Class A(a)	48	856
Microsoft Corp.	1,584	736,117
Oracle Corp.	312	40,519
Palantir Technologies, Inc., Class A(a)	432	53,162
Palo Alto Networks, Inc.(a)	107	35,506
Rubrik, Inc., Class A(a)	66	4,776
Salesforce, Inc.	264	48,581
SentinelOne, Inc., Class A(a)	24	457
ServiceNow, Inc.(a)	200	22,246
Strategy, Inc., Class A(a)	24	2,239
Synopsys, Inc.(a)	24	9,330
Security	Shares	Value
Software (continued)
Zscaler, Inc.(a)	1	$151
		1,102,744
Specialized REITs — 0.5%
American Tower Corp.	120	20,803
CubeSmart	600	24,876
Digital Realty Trust, Inc.	96	18,098
Equinix, Inc.	4	4,077
		67,854
Specialty Retail — 1.7%
Bath & Body Works, Inc.	120	2,414
Best Buy Co., Inc.	143	12,335
Carvana Co., Class A(a)	123	7,670
Gap, Inc.(The)	24	482
Group 1 Automotive, Inc.	24	6,883
Home Depot, Inc.(The)	144	47,802
Murphy USA, Inc.	4	2,431
O'Reilly Automotive, Inc.(a)	264	23,589
TJX Companies, Inc.(The)	720	113,285
Urban Outfitters, Inc.(a)	96	7,121
		224,012
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	2,914	900,164
Dell Technologies, Inc., Class C	52	21,079
Everpure, Inc., Class A(a)	96	7,408
Hewlett Packard Enterprise Co.	313	14,993
Sandisk Corp.(a)	30	36,445
Seagate Technology Holdings PLC	24	20,547
Western Digital Corp.	125	68,105
		1,068,741
Textiles, Apparel & Luxury Goods — 0.2%
Amer Sports, Inc.(a)	24	852
Deckers Outdoor Corp.(a)	24	2,325
Levi Strauss & Co., Class A	864	21,185
Ralph Lauren Corp., Class A	16	6,086
		30,448
Tobacco — 0.8%
Altria Group, Inc.	704	48,104
Philip Morris International, Inc.	313	59,727
		107,831
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	96	33,140
Ferguson Enterprises, Inc.	48	11,248
Watsco, Inc.	14	4,330
WESCO International, Inc.	9	3,092
		51,810
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.	240	41,450
Total Long-Term Investments — 99.3% (Cost: $12,273,791)		13,289,713
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)	54,477	54,494

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(e)	70,000	$70,000
Total Short-Term Securities — 0.9% (Cost: $124,493)		124,494
Total Investments — 100.2% (Cost: $12,398,284)		13,414,207
Liabilities in Excess of Other Assets — (0.2)%		(33,007)
Net Assets — 100.0%		$13,381,200

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$54,497 (a)	$—	$(4)	$1	$54,494	54,477	$66	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	(30,000)(a)	—	—	70,000	70,000	615	—
				$(4)	$1	$124,494		$681	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	09/18/26	$75	$(134)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced Large Cap Core Active ETF

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,289,713	$—	$—	$13,289,713
Short-Term Securities
Money Market Funds	124,494	—	—	124,494
	$13,414,207	$—	$—	$13,414,207
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(134)	$—	$—	$(134)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares